Filed pursuant to 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG GW&K Small Cap Core Fund

AMG GW&K Small/Mid Cap Fund

AMG GW&K Municipal Enhanced Yield Fund

AMG GW&K Municipal Bond Fund

AMG Renaissance Large Cap Growth Fund

AMG TimesSquare Small Cap Growth Fund

AMG TimesSquare Mid Cap Growth Fund

AMG TimesSquare International Small Cap Fund

AMG TimesSquare Emerging Markets Small Cap Fund

AMG Managers Skyline Special Equities Fund

Supplement dated February 15, 2019 to the Statement of Additional Information dated May 1, 2018,

as supplemented December 10, 2018

The following information supplements and supersedes any information to the contrary relating to AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, AMG Renaissance Large Cap Growth Fund, AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund, AMG TimesSquare International Small Cap Fund, AMG TimesSquare Emerging Markets Small Cap Fund, and AMG Managers Skyline Special Equities Fund (each, a “Fund” and collectively, the “Funds”), each a series of AMG Funds (the “Trust”), contained in the Funds’ Statement of Additional Information (the “SAI”), dated and supplemented as noted above.

Effective immediately, the second paragraph of the section titled “Purchase, Redemption and Pricing of Shares – Purchasing Shares” is hereby deleted and replaced with the following:

Certain investors may purchase or sell a Fund’s shares through a third party such as a bank, broker-dealer (including through a fund supermarket platform), trust company or other financial intermediary (each of the above, a “Financial Intermediary”) that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. Each Fund has authorized one or more Financial Intermediaries to (i) receive purchase and redemption orders on its behalf and (ii) designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized Financial Intermediary or an authorized Financial Intermediary’s authorized designee receives the order. These orders will be priced at a Fund’s NAV next calculated after they are so received by an authorized Financial Intermediary or such Financial Intermediary’s authorized designee and accepted by the Fund. The Funds may from time to time make payments to Financial Intermediaries for certain services, such as account maintenance, recordkeeping or sub-accounting, forwarding communications to shareholders, providing shareholders with account statements, transaction processing and customer liaison services. Investors who do not wish to receive the services of a Financial Intermediary may consider investing directly with the Trust. Shares held through a Financial Intermediary may be transferred into the investor’s name by contacting the Financial Intermediary or the Transfer Agent. Certain Financial Intermediaries may receive compensation from the Investment Manager, the Subadviser and/or the Distributor out of their legitimate profits in exchange for selling shares or for recordkeeping or other shareholder related services.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG Managers Essex Small/Micro Cap Growth Fund

Supplement dated February 15, 2019 to the Statement of Additional Information dated October 1, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Managers Essex Small/Micro Cap Growth Fund (the “Fund”), a series of AMG Funds (the “Trust”), contained in the Fund’s Statement of Additional Information (the “SAI”), dated as noted above.

Effective immediately, the third paragraph of the section titled “Purchase, Redemption and Pricing of Shares – Purchasing Shares” is hereby deleted and replaced with the following:

Certain investors may purchase or sell the Fund’s shares through a third party such as a bank, broker-dealer (including through a fund supermarket platform), trust company or other financial intermediary (each of the above, a “Financial Intermediary”) that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Fund has authorized one or more Financial Intermediaries to (i) receive purchase and redemption orders on its behalf and (ii) designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized Financial Intermediary or an authorized Financial Intermediary’s authorized designee receives the order. These orders will be priced at the Fund’s NAV next calculated after they are so received by an authorized Financial Intermediary or such Financial Intermediary’s authorized designee and accepted by the Fund. The Fund may from time to time make payments to Financial Intermediaries for certain services, such as account maintenance, recordkeeping or sub-accounting, forwarding communications to shareholders, providing shareholders with account statements, transaction processing and customer liaison services. Investors who do not wish to receive the services of a Financial Intermediary may consider investing directly with the Trust. Shares held through a Financial Intermediary may be transferred into the investor’s name by contacting the Financial Intermediary or the Transfer Agent. Certain Financial Intermediaries may receive compensation from the Investment Manager, the Subadviser and/or the Distributor out of their legitimate profits in exchange for selling shares or for recordkeeping or other shareholder related services.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG SouthernSun Small Cap Fund

AMG SouthernSun U.S. Equity Fund

Supplement dated February 15, 2019 to the Statement of Additional Information dated February 1, 2019

The following information supplements and supersedes any information to the contrary relating to AMG SouthernSun Small Cap Fund and AMG SouthernSun U.S. Equity Fund (each, a “Fund” and collectively, the “Funds”), each a series of AMG Funds (the “Trust”), contained in the Funds’ Statement of Additional Information (the “SAI”), dated as noted above.

Effective immediately, the third paragraph of the section titled “Purchase, Redemption and Pricing of Shares – Purchasing Shares” is hereby deleted and replaced with the following:

Certain investors may purchase or sell a Fund’s shares through a third party such as a bank, broker-dealer (including through a fund supermarket platform), trust company or other financial intermediary (each of the above, a “Financial Intermediary”) that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. Each Fund has authorized one or more Financial Intermediaries to (i) receive purchase and redemption orders on its behalf and (ii) designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized Financial Intermediary or an authorized Financial Intermediary’s authorized designee receives the order. These orders will be priced at a Fund’s NAV next calculated after they are so received by an authorized Financial Intermediary or such Financial Intermediary’s authorized designee and accepted by the Fund. The Funds may from time to time make payments to Financial Intermediaries for certain services, such as account maintenance, recordkeeping or sub-accounting, forwarding communications to shareholders, providing shareholders with account statements, transaction processing and customer liaison services. Investors who do not wish to receive the services of a Financial Intermediary may consider investing directly with the Trust. Shares held through a Financial Intermediary may be transferred into the investor’s name by contacting the Financial Intermediary or the Transfer Agent. Certain Financial Intermediaries may receive compensation from the Investment Manager, the Subadviser and/or the Distributor out of their legitimate profits in exchange for selling shares or for recordkeeping or other shareholder related services.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG Systematic Mid Cap Value Fund

Supplement dated February 15, 2019 to the Statement of Additional Information dated July 1, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Systematic Mid Cap Value Fund (the “Fund”), a series of AMG Funds (the “Trust”), contained in the Fund’s Statement of Additional Information (the “SAI”), dated as noted above.

Effective immediately, the second paragraph of the section titled “Purchase, Redemption and Pricing of Shares – Purchasing Shares” is hereby deleted and replaced with the following:

Certain investors may purchase or sell the Fund’s shares through a third party such as a bank, broker-dealer (including through a fund supermarket platform), trust company or other financial intermediary (each of the above, a “Financial Intermediary”) that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Fund has authorized one or more Financial Intermediaries to (i) receive purchase and redemption orders on its behalf and (ii) designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized Financial Intermediary or an authorized Financial Intermediary’s authorized designee receives the order. These orders will be priced at the Fund’s NAV next calculated after they are so received by an authorized Financial Intermediary or such Financial Intermediary’s authorized designee and accepted by the Fund. The Fund may from time to time make payments to Financial Intermediaries for certain services, such as account maintenance, recordkeeping or sub-accounting, forwarding communications to shareholders, providing shareholders with account statements, transaction processing and customer liaison services. Investors who do not wish to receive the services of a Financial Intermediary may consider investing directly with the Trust. Shares held through a Financial Intermediary may be transferred into the investor’s name by contacting the Financial Intermediary or the Transfer Agent. Certain Financial Intermediaries may receive compensation from the Investment Manager, the Subadviser and/or the Distributor out of their legitimate profits in exchange for selling shares or for recordkeeping or other shareholder related services.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG TimesSquare Global Small Cap Fund

Supplement dated February 15, 2019 to the Statement of Additional Information dated May 16, 2018

The following information supplements and supersedes any information to the contrary relating to AMG TimesSquare Global Small Cap Fund (the “Fund”), a series of AMG Funds (the “Trust”), contained in the Fund’s Statement of Additional Information (the “SAI”), dated as noted above.

Effective immediately, the second paragraph of the section titled “Purchase, Redemption and Pricing of Shares – Purchasing Shares” is hereby deleted and replaced with the following:

Certain investors may purchase or sell the Fund’s shares through a third party such as a bank, broker-dealer (including through a fund supermarket platform), trust company or other financial intermediary (each of the above, a “Financial Intermediary”) that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Fund has authorized one or more Financial Intermediaries to (i) receive purchase and redemption orders on its behalf and (ii) designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized Financial Intermediary or an authorized Financial Intermediary’s authorized designee receives the order. These orders will be priced at the Fund’s NAV next calculated after they are so received by an authorized Financial Intermediary or such Financial Intermediary’s authorized designee and accepted by the Fund. The Fund may from time to time make payments to Financial Intermediaries for certain services, such as account maintenance, recordkeeping or sub-accounting, forwarding communications to shareholders, providing shareholders with account statements, transaction processing and customer liaison services. Investors who do not wish to receive the services of a Financial Intermediary may consider investing directly with the Trust. Shares held through a Financial Intermediary may be transferred into the investor’s name by contacting the Financial Intermediary or the Transfer Agent. Certain Financial Intermediaries may receive compensation from the Investment Manager, the Subadviser and/or the Distributor out of their legitimate profits in exchange for selling shares or for recordkeeping or other shareholder related services.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG GW&K Trilogy Emerging Markets Equity Fund

(formerly AMG Trilogy Emerging Markets Equity Fund)

AMG GW&K Trilogy Emerging Wealth Equity Fund

(formerly AMG Trilogy Emerging Wealth Equity Fund)

Supplement dated February 15, 2019 to the Statement of Additional Information dated March 1, 2018, as supplemented July 12, 2018, December 10, 2018, and January 31, 2019

The following information supplements and supersedes any information to the contrary relating to AMG GW&K Trilogy Emerging Markets Equity Fund (formerly AMG Trilogy Emerging Markets Equity Fund) and AMG GW&K Trilogy Emerging Wealth Equity Fund (formerly AMG Trilogy Emerging Wealth Equity Fund) (each, a “Fund” and collectively, the “Funds”), each a series of AMG Funds (the “Trust”), contained in the Funds’ Statement of Additional Information (the “SAI”), dated and supplemented as noted above.

Effective immediately, the second paragraph of the section titled “Purchase, Redemption and Pricing of Shares – Purchasing Shares” is hereby deleted and replaced with the following:

Certain investors may purchase or sell a Fund’s shares through a third party such as a bank, broker-dealer (including through a fund supermarket platform), trust company or other financial intermediary (each of the above, a “Financial Intermediary”) that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. Each Fund has authorized one or more Financial Intermediaries to (i) receive purchase and redemption orders on its behalf and (ii) designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized Financial Intermediary or an authorized Financial Intermediary’s authorized designee receives the order. These orders will be priced at a Fund’s NAV next calculated after they are so received by an authorized Financial Intermediary or such Financial Intermediary’s authorized designee and accepted by the Fund. The Funds may from time to time make payments to Financial Intermediaries for certain services, such as account maintenance, recordkeeping or sub-accounting, forwarding communications to shareholders, providing shareholders with account statements, transaction processing and customer liaison services. Investors who do not wish to receive the services of a Financial Intermediary may consider investing directly with the Trust. Shares held through a Financial Intermediary may be transferred into the investor’s name by contacting the Financial Intermediary or the Transfer Agent. Certain Financial Intermediaries may receive compensation from the Investment Manager, the Subadviser and/or the Distributor out of their legitimate profits in exchange for selling shares or for recordkeeping or other shareholder related services.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG Yacktman Focused Fund

AMG Yacktman Focused Fund – Security Selection Only

AMG Yacktman Fund

AMG Yacktman Special Opportunities Fund

Supplement dated February 15, 2019 to the Statement of Additional Information dated May 1, 2018, as supplemented December 10, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Yacktman Focused Fund, AMG Yacktman Focused Fund – Security Selection Only, AMG Yacktman Fund, and AMG Yacktman Special Opportunities Fund (each, a “Fund” and collectively, the “Funds”), each a series of AMG Funds (the “Trust”), contained in the Funds’ Statement of Additional Information (the “SAI”), dated and supplemented as noted above.

Effective immediately, the second paragraph of the section titled “Purchase, Redemption and Pricing of Shares – Purchasing Shares” is hereby deleted and replaced with the following:

Certain investors may purchase or sell a Fund’s shares through a third party such as a bank, broker-dealer (including through a fund supermarket platform), trust company or other financial intermediary (each of the above, a “Financial Intermediary”) that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. Each Fund has authorized one or more Financial Intermediaries to (i) receive purchase and redemption orders on its behalf and (ii) designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized Financial Intermediary or an authorized Financial Intermediary’s authorized designee receives the order. These orders will be priced at a Fund’s NAV next calculated after they are so received by an authorized Financial Intermediary or such Financial Intermediary’s authorized designee and accepted by the Fund. The Funds may from time to time make payments to Financial Intermediaries for certain services, such as account maintenance, recordkeeping or sub-accounting, forwarding communications to shareholders, providing shareholders with account statements, transaction processing and customer liaison services. Investors who do not wish to receive the services of a Financial Intermediary may consider investing directly with the Trust. Shares held through a Financial Intermediary may be transferred into the investor’s name by contacting the Financial Intermediary or the Transfer Agent. Certain Financial Intermediaries may receive compensation from the Investment Manager, the Subadviser and/or the Distributor out of their legitimate profits in exchange for selling shares or for recordkeeping or other shareholder related services.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE